Consolidated Statements of Changes in Stockholders' Equity - USD ($)		Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series Seed Preferred Stock [Member]	Common Stock [Member]		Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2020		$ 701			$ 8,151		$ 12,443,460	$ (13,599,958)	$ 630	$ (1,147,016)
Balance, shares at Dec. 31, 2020		7,013,190		7,020	7,410	[1]
Issuance of ordinary shares upon vesting of restricted stock awards					$ 507		(507)
Issuance of ordinary shares upon vesting of restricted stock awards, shares	[1]				461
Share-based compensation							235,404			235,404
Issuance of Series A2 preferred stock in connection with exercise of warrants		$ 44					191,421			191,465
Issuance of Series A2 preferred stock in connection with exercise of warrants, shares		441,605
Foreign currency translation adjustment									(50,540)	(50,540)
Net loss								(8,200,805)		(8,200,805)
Balance at Dec. 31, 2021		$ 745			$ 8,658		12,869,778	(21,800,763)	(49,910)	(8,971,492)
Balance, shares at Dec. 31, 2021		7,454,795		7,020	7,871	[1]
Issuance of ordinary shares upon vesting of restricted stock awards					$ 2,863		(2,863)
Issuance of ordinary shares upon vesting of restricted stock awards, shares	[1]				2,603
Share-based compensation							1,004,392			1,004,392
Foreign currency translation adjustment									88,881	88,881
Net loss								(8,187,182)		(8,187,182)
Issuance of stock in connection with Merger, net of cost		$ (115)	$ 739		$ 69,867		11,584,627			11,655,118
Issuance of stock in connection with merger net of cost, shares		(1,147,957)	7,389,851		63,515	[1]
Issuance of Series B preferred shares related to PIPE investment			$ 106				3,499,894			3,500,000
Issuance of series B preferred shares related to PIPE investment, shares			1,060,606
Issuance of Series A4 preferred shares for cash and note conversion, net of costs		$ 129					2,432,301			$ 2,432,430
Issuance of Series A4 preferred shares for cash and note conversion, net of costs, shares		1,285,714								4,387
Issuance of ordinary shares from conversion of preferred stock		$ (66)	$ (94)		$ 60,219		(60,059)
Issuance of ordinary shares from conversion of preferred stock, shares		(657,724)	(942,612)		54,745	[1]
Issuance of ordinary shares from conversion and exercise of warrants					$ 27,926		(25,826)			2,100
Issuance of ordinary shares from conversion and exercise of warrants, shares	[1]				25,387
Issuance of ordinary shares for cash, net of issuance costs					$ 4,400		930,600			935,000
Issuance of ordinary shares for cash, net of issuance costs, shares	[1]				4,000
Issuance of restricted stock in exchange for professional services					$ 2,423		480,577			483,000
Issuance of restricted stock in exchange for professional services, shares	[1]				2,203
Issuance of ordinary shares for exercise of stock options					$ 4,801		184,415			$ 189,216
Issuance of ordinary shares for exercise of stock options, shares					4,364	[1]				4,364
Balance at Dec. 31, 2022		$ 693	$ 751		$ 181,157		32,897,836	(29,987,945)	38,971	$ 3,131,463
Balance, shares at Dec. 31, 2022		6,934,828	7,507,845	7,020	164,688	[1]
Issuance of ordinary shares upon vesting of restricted stock awards					$ 2,379		(2,379)
Issuance of ordinary shares upon vesting of restricted stock awards, shares	[1]				2,163
Share-based compensation							1,153,787			1,153,787
Foreign currency translation adjustment									452,917	452,917
Net loss								(9,327,606)		$ (9,327,606)
Issuance of Series A4 preferred shares for cash and note conversion, net of costs, shares										547,758
Issuance of ordinary shares for exercise of stock options, shares
Issuance of Series A4 preferred shares for note conversions		$ 21,888					5,095,208			$ 5,117,096
Issuance of preferred shares for note conversions, shares		218,876,995
Issuance of ordinary shares from conversion of preferred stock, net of costs		$ (6,307)	$ (625)		$ 1,368,907		(1,361,975)
Issuance of ordinary shares from conversion of preferred stock, net of costs, shares		(63,079,535)	(6,245,771)		1,244,461	[1]
Issuance of ordinary shares for exercise of warrants					$ 60,253		(60,253)
Issuance of ordinary shares for exercise of warrants, shares	[1]				54,776
Issuance of ordinary shares for note conversions					$ 798,422		(42,952)			755,470
Issuance of ordinary shares for note conversion, shares	[1]				725,836
Issuance of warrants							1,343,854			1,343,854
Balance at Dec. 31, 2023		$ 16,274	$ 126		$ 2,411,118		$ 39,023,126	$ (39,315,551)	$ 491,888	$ 2,626,981
Balance, shares at Dec. 31, 2023		162,732,288	1,262,074	7,020	2,191,924	[1]

[1]	Reflects reverse split of 10:1 as approved by the Board of Directors of Freight Technologies, Inc on January 26, 2024, effective as of February 5, 2024.